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                                  PRUDENTIAL

                                March 30, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Prudential Tax-Free Money Fund, Inc.
     (File No. 333-46830)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 2 and (ii) that the text of Pre-Effective Amendment No. 2 was filed electronically on March 27, 2001.

                                           Prudential Tax-Free Money Fund, Inc.


                                           By: /s/Marguerite E.H. Morrison, Esq.
                                               ---------------------------------
                                                  Marguerite E.H. Morrison, Esq.
                                                  Secretary